License and Acquisition Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
License and Acquisition Agreements
License and Acquisition Agreements

9.           License and Acquisition Agreements

Biogen Asset Purchase Agreement

In September 2016, the Company entered into an asset purchase agreement (the "Biogen Agreement") with Biogen MA Inc. ("Biogen") to acquire all of Biogen's right, title and interest in and to certain assets used in or relating to KPL-716 and other antibodies covered by certain patent rights, including patents and other intellectual property rights, clinical data, know-how, and clinical drug supply. In addition, Biogen granted to the Company a non-exclusive, sublicensable, worldwide license to certain background patent rights related to the KPL-716 program. The Company is obligated to use commercially reasonable efforts to develop and commercialize such acquired products.

In exchange for these rights, the Company made an upfront payment to Biogen of $11,500 and a technology transfer payment of $500. The Company accounted for the acquisition of technology as an asset acquisition because it did not meet the definition of a business. The Company recorded the upfront payment and technology transfer payment as research and development expense in the consolidated statement of operations and comprehensive loss because the acquired technology represented in‑process research and development and had no alternative future use.

Under the Biogen Agreement, the Company is obligated to make milestone payments to Biogen of up to $179,000 upon the achievement of specified clinical and regulatory milestones in multiple indications in various territories. During the year ended December 31, 2017, the Company made a milestone payment of $4,000 associated with the achievement of a specified clinical milestone event. Additionally, the Company could be obligated to make up to an aggregate of up to $150,000 of payments upon the achievement of specified annual net sales milestones and to pay tiered royalties on escalating tiers of annual net sales of licensed products starting in the high single-digit percentages and ending below the teens.

The Company also agreed to pay certain obligations under third‑party contracts retained by Biogen that relate to the KPL‑716 program. Under these retained contracts, the Company paid a one‑time upfront sublicense fee of $150 and is obligated to pay insignificant annual maintenance fees as well as clinical and regulatory milestone payments of up to an aggregate of $1,575. The Company made insignificant payments in connection with the retained contracts during the three and nine months ended September 30, 2018 and 2017.

The Biogen Agreement will terminate upon the expiration of all payment obligations with respect to the last product in all countries in the territory. The Company has the right to terminate the agreement with 90 days’ prior written notice. Both parties may terminate by mutual written consent or in the event of material breach of the agreement by the other party that remains uncured for 90 days (or 30 days for payment‑related breaches).

During the three months ended September 30, 2018 and 2017 and the nine months ended September 30, 2018 and 2017, the Company recorded research and development expense of $11, $11,  $41 and $4,158, respectively, in connection with milestone and other payments due under the Biogen Agreement.

Novo Nordisk License Agreement

In August 2017, the Company entered into a license agreement (the “Novo Nordisk Agreement”) with Novo Nordisk A/S (“Novo Nordisk”), pursuant to which the Company has been granted an exclusive, sublicensable, worldwide license under certain intellectual property rights controlled by Novo Nordisk to make, use, develop and commercialize KPL‑045 for all indications. The Company is obligated to use commercially reasonable efforts to develop and commercialize such licensed products.

In consideration for the license, the Company made an upfront payment of $1,500 to Novo Nordisk. The Company accounted for the acquisition of technology as an asset acquisition because it did not meet the definition of a business. The Company recorded the upfront payment as research and development expense in the consolidated statement of operations and comprehensive loss because the acquired technology represented in‑process research and development and had no alternative future use.

Under the Novo Nordisk Agreement, the Company was also required to make a payment of $150 upon completion of the technology transfer by Novo Nordisk. The technology was transferred during the nine months ended September 30, 2018 and, as a result, this payment was made and is recorded in the Company's consolidated statement of operations for the nine months ended September 30, 2018. In addition, the Company is obligated to make milestone payments upon the achievement of specified clinical, regulatory and initial sales milestones and upon the achievement of annual net sales thresholds, including a payment of $1,000 upon the earlier to occur of a specified regulatory milestone and January 2020, unless the Novo Nordisk Agreement is earlier terminated by either party. As of September 30, 2018 and December 31, 2017, the Company determined that the payment related to the milestone was not probable and, therefore, no amount was recorded in the Company's consolidated statement of operations and comprehensive loss during the nine months ended September 30, 2018 and 2017. The Company has also agreed to pay royalties on annual net sales of products licensed under the agreement.

Under the Novo Nordisk Agreement, the Company is solely responsible for all development, regulatory and commercial activities and costs. The Company is also responsible for costs related to filing, prosecuting and maintaining the licensed patent rights.

The Novo Nordisk Agreement will terminate upon expiration of the last‑to‑expire royalty term for any licensed product in the territories, as defined in the agreement. Either party may terminate the agreement upon the other party’s insolvency or bankruptcy or for uncured material breach of the agreement by the other party. Novo Nordisk has the right to terminate the agreement if the Company challenges any of the licensed patent rights. The Company may also terminate the agreement for any reason upon prior written notice to Novo Nordisk.

During the three and nine months ended September 30, 2018, the Company recorded research and development expense of $4, and $154, respectively, in connection with milestone payments due under the Novo Nordisk Agreement.  During the three and nine months ended September 30, 2017, the Company recorded research and development expense of $1,500, in connection with the upfront payment due under the Novo Nordisk Agreement.

Primatope Stock Purchase Option Agreement

In September 2017, the Company entered into a stock purchase option agreement (the “Primatope Agreement”) with Primatope Therapeutics, Inc. (“Primatope”), pursuant to which the Company has been granted a license to certain intellectual property rights controlled by Primatope to research, develop, and manufacture the pre‑clinical antibody, KPL‑404.

The agreement provides the Company with an exclusive call option to purchase 100% of the capital stock of Primatope. Upon execution of the agreement, the Company made $500 in upfront payments for the initial option period through April 2018 (the “Initial Option Period”). The Primatope Agreement allows up to three extensions of the Initial Option Period through January 2019 (including the initial option period, the “Option Period”) for total extension payments of up to $800. Through October 2018, the Company made payments totaling $600 to extend the Option Period to November 15, 2018.  During the Option Period, the Company may conduct research and pre‑clinical work to assess the viability of the asset.

If the call option is exercised, the Company will acquire all of the outstanding equity of Primatope in exchange for upfront consideration of $10,000 as well as potential milestone payments of up to $10,000. The upfront payment and the milestone payments may be paid at the option of the Company in a combination of cash and issuance of the Company’s Class A common shares.

The Company has determined that the call option represents a variable interest in Primatope and that Primatope is a VIE. However, as the Company has no ability to control the board of directors or direct the ongoing activities of Primatope, the Company does not have power over the activities that most significantly impact Primatope’s economic performance and is not the primary beneficiary of Primatope. As a result, the Company does not consolidate the assets, liabilities, and results of operations of Primatope.

Either party may terminate the Primatope Agreement for uncured material breach of the agreement by the other party or by mutual written consent.

During the three and nine months ended September 30, 2018, the Company recorded research and development expense of $250 and $500, respectively, related to the extension of the option period under the Primatope Agreement. During the three and nine months ended September 30, 2017, the Company recorded research and development expense of $500, in connection with upfront payments related to the Initial Option Period under the Primatope Agreement.

Regeneron License Agreement

In September 2017, the Company entered into a license agreement (the “Regeneron Agreement”) with Regeneron Pharmaceuticals, Inc. (“Regeneron”), pursuant to which the Company has been granted an exclusive, sublicensable license under certain intellectual property rights controlled by Regeneron to develop and commercialize rilonacept in certain fields and territories. The Company is obligated to use commercially reasonable efforts to develop and commercialize such licensed products.

In exchange for these rights, the Company made an upfront payment of $5,000. The Company accounted for the acquisition of technology as an asset acquisition because it did not meet the definition of a business. The Company recorded the upfront payment as research and development expense in the consolidated statement of operations and comprehensive loss because the acquired technology represented in‑process research and development and had no alternative future use.

Under the Regeneron Agreement, the Company is also obligated to make payments to Regeneron of up to an aggregate of $27,500 upon the achievement of specified regulatory milestones. Upon commercialization of the licensed products, the parties will share profits equally, after deducting certain commercialization expenses subject to specified limits.

Under the Regeneron Agreement, the Company is solely responsible for all development and commercialization activities and costs in its territories. The Company is also responsible for costs related to the filing, prosecution and maintenance of certain licensed patent rights.

The parties also entered into a clinical supply agreement under which Regeneron agreed to manufacture the developed product during the clinical phase. During the three and nine months ended September 30, 2018, the Company recorded research and development expense of $257 and $1,835, respectively, related to the purchase of drug materials under this agreement. During the three and nine months ended September 30, 2017, the Company did not incur any research and development expense related to the purchase of drug materials under this agreement.  As of September 30, 2018 and December 31, 2017, the Company has non-cancelable purchase commitments under the clinical supply agreement (see Note 11).

The Regeneron Agreement will expire when the Company is no longer developing or commercializing any licensed product under the Regeneron Agreement. Either party may terminate the agreement upon the other party’s insolvency or bankruptcy or for material breach of the agreement by the other party that remains uncured for 90 days (or 30 days for payment‑related breaches). Regeneron has the right to terminate the agreement if the Company suspends its development or commercialization activities for a consecutive 12-month period or does not grant a sublicense to a third‑party to perform such activities, or if the Company challenges any of the licensed patent rights. The Company may terminate the agreement at any time that is 18 months after the effective date of the agreement with 180 days’ written notice or with one years’ written notice if the Company terminates the agreement following U.S. marketing approval of a rilonacept product developed by the Company. The Company may also terminate the agreement with three month’s written notice if the products are determined to have certain safety concerns.

The Company did not incur any research and development expense directly related to milestone payments due under the Regeneron Agreement during the three and nine months ended September 30, 2018.  During the three and nine months ended September 30, 2017, the Company recorded research and development expense of $5,000, in connection with the upfront payment due under the Regeneron Agreement.

MedImmune License Agreement

In December 2017, the Company entered into a license agreement (the “MedImmune Agreement”) with MedImmune, Limited (“MedImmune”), pursuant to which MedImmune granted the Company an exclusive, sublicensable, worldwide license to certain intellectual property rights to make, use, develop and commercialize mavrilimumab. Under the MedImmune Agreement, the Company also acquired reference rights to relevant manufacturing and regulatory documents and MedImmune’s existing supply of mavrilimumab drug substance and product. The Company is obligated to use commercially reasonable efforts to develop and commercialize the licensed products.

In exchange for these rights, the Company made an upfront payment of $8,000. The Company accounted for the acquisition of technology as an asset acquisition because it did not meet the definition of a business. The Company recorded the upfront payment as research and development expense in the consolidated statement of operations and comprehensive loss because the acquired technology represented in‑process research and development and had no alternative future use. In addition, the Company is obligated to make clinical, regulatory and initial sales milestone payments of up to $72,500 in aggregate for the first two indications, including, a $5,000 pass-through payment due upon the achievement of a specified clinical milestone event which is anticipated to be met in the fourth quarter of 2018.  Also included is a milestone payment of $10,000 due upon the earlier to occur of a specified regulatory milestone and December 31, 2018, unless the MedImmune Agreement is earlier terminated by either party. As of September 30, 2018 and December 31, 2017, the Company determined that the payment related to this milestone was probable and, therefore, recognized research and development expense and an accrued milestone of $10,000 during the year ended December 31, 2017. In addition, the Company is obligated to make clinical and regulatory milestone payments of up to $15,000 in the aggregate for each subsequent indication.  The Company is obligated to make milestone payments to MedImmune of up to $85,000 upon the achievement of annual net sales thresholds up to, but excluding, $1,000,000 in annual net sales as well as additional milestone payments aggregating up to $1,100,000 upon the achievement of additional specified annual net sales thresholds starting at $1,000,000 and higher. The Company has also agreed to pay tiered royalties on escalating tiers of annual net sales of licensed products starting in the low double‑digit percentages and ending at twenty percent. Royalty rates are subject to reductions upon certain events.

The Company is solely responsible for all development, manufacturing, and commercial activities and costs of the licensed products, including clinical studies or other tests necessary to support the use of a licensed product. The Company is also responsible for costs related to the filing, prosecution and maintenance of the licensed patent rights.

The MedImmune Agreement will expire upon the expiration of the royalty term in the last country for the last indication, as defined in the agreement. Either party may terminate the agreement upon the other party’s insolvency or bankruptcy or for material breach of the agreement by the other party that remains uncured for 90 days. MedImmune has the right to terminate the agreement if the Company challenges any of the licensed patent rights. The Company may terminate the agreement at any time upon 90 days’ prior written notice.

During the three and nine months ended September 30, 2018 and 2017, the Company did not record research and development expense in connection with milestone payments due under the MedImmune Agreement.

9.           License and Acquisition Agreements

Biogen Asset Purchase Agreement

In September 2016, the Company entered into an asset purchase agreement (the “Biogen Agreement”) with Biogen MA Inc. (“Biogen”) to acquire all of Biogen's right, title and interest in and to certain assets used in or relating to KPL-716 and other antibodies covered by certain patent rights, including patents and other intellectual property rights, clinical data, know-how, and clinical drug supply. In addition, Biogen granted to the Company a non-exclusive, sublicensable, worldwide license to certain background patent rights related to the KPL-716 program. The Company is obligated to use commercially reasonable efforts to develop and commercialize such acquired products.

In exchange for these rights, the Company made an upfront payment to Biogen of $11,500 and a technology transfer payment of $500. The Company accounted for the acquisition of technology as an asset acquisition because it did not meet the definition of a business. The Company recorded the upfront payment and technology transfer payment as research and development expense in the consolidated statement of operations and comprehensive loss because the acquired technology represented in‑process research and development and had no alternative future use.

Under the Biogen Agreement, the Company is obligated to make milestone payments to Biogen of up to $179,000 upon the achievement of specified clinical and regulatory milestones in multiple indications in various territories. During the year ended December 31, 2017, the Company made a milestone payment of $4,000 associated with the achievement of a specified clinical milestone event. Additionally, the Company could be obligated to make up to an aggregate of up to $150,000 of payments upon the achievement of specified annual net sales milestones and to pay tiered royalties on escalating tiers of annual net sales of licensed products starting in the high single-digit percentages and ending below the teens.

The Company also agreed to pay certain obligations under third‑party contracts retained by Biogen that relate to the KPL‑716 program. Under these retained contracts, the Company paid a one‑time upfront sublicense fee of $150 and is obligated to pay insignificant annual maintenance fees as well as clinical and regulatory milestone payments of up to an aggregate of $1,575. During the year ended December 31, 2017 the Company paid $75 upon the achievement of certain milestones in connection with the retained contracts.

The Biogen Agreement will terminate upon the expiration of all payment obligations with respect to the last product in all countries in the territory. The Company has the right to terminate the agreement with 90 days’ prior written notice. Both parties may terminate by mutual written consent or in the event of material breach of the agreement by the other party that remains uncured for 90 days (or 30 days for payment‑related breaches).

During the years ended December 31, 2016 and 2017, the Company recorded research and development expense in connection with the Biogen Agreement of $12,100 and $4,169, respectively.

Novo Nordisk License Agreement

In August 2017, the Company entered into a license agreement (the “Novo Nordisk Agreement”) with Novo Nordisk A/S (“Novo Nordisk”), pursuant to which the Company has been granted an exclusive, sublicensable, worldwide license under certain intellectual property rights controlled by Novo Nordisk to make, use, develop and commercialize KPL‑045 for all indications. The Company is obligated to use commercially reasonable efforts to develop and commercialize such licensed products.

In consideration for the license, the Company made an upfront payment of $1,500 to Novo Nordisk. The Company accounted for the acquisition of technology as an asset acquisition because it did not meet the definition of a business. The Company recorded the upfront payment as research and development expense in the consolidated statement of operations and comprehensive loss because the acquired technology represented in‑process research and development and had no alternative future use.

Under the Novo Nordisk Agreement, the Company is also required to make a payment of $150 upon completion of the technology transfer by Novo Nordisk. In addition, the Company is obligated to make milestone payments upon the achievement of specified clinical, regulatory and initial sales milestones and upon the achievement of annual net sales thresholds, including a payment of $1,000 upon the earlier to occur of a specified regulatory milestone and January 2020, unless the Novo Nordisk Agreement is earlier terminated by either party. As of December 31, 2017, the Company determined that the payment related to the milestone was not probable and, therefore, no amount was recorded in the Company's consolidated statement of operations and comprehensive loss during the year ended December 31, 2017. The Company has also agreed to pay royalties on annual net sales of products licensed under the agreement.

Under the Novo Nordisk Agreement, the Company is solely responsible for all development, regulatory and commercial activities and costs. The Company is also responsible for costs related to filing, prosecuting and maintaining the licensed patent rights.

The Novo Nordisk Agreement will terminate upon expiration of the last‑to‑expire royalty term for any licensed product in the territories, as defined in the agreement. Either party may terminate the agreement upon the other party’s insolvency or bankruptcy or for uncured material breach of the agreement by the other party. Novo Nordisk has the right to terminate the agreement if the Company challenges any of the licensed patent rights. The Company may also terminate the agreement for any reason upon prior written notice to Novo Nordisk.

During the year ended December 31, 2017, the Company recorded research and development expense of $1,500, in connection with the Novo Nordisk Agreement.

Primatope Stock Purchase Option Agreement

In September 2017, the Company entered into a stock purchase option agreement (the “Primatope Agreement”) with Primatope Therapeutics, Inc. (“Primatope”), pursuant to which the Company has been granted a license to certain intellectual property rights controlled by Primatope to research, develop, and manufacture the pre‑clinical antibody, KPL‑404.

The agreement provides the Company with an exclusive call option to purchase 100% of the capital stock of Primatope. Upon execution of the agreement, the Company made $500 in upfront payments for the initial option period through April 2018 (the “Initial Option Period”). The Primatope Agreement allows up to three extensions of the Initial Option Period through January 2019 (including the initial option period, the “Option Period”) for total extension payments of up to $800. In April 2018, the Company made a payment of $250 to extend the Option Period for an additional three months to June 2018.  During the Option Period, the Company may conduct research and pre‑clinical work to assess the viability of the asset.

If the call option is exercised, the Company will acquire all of the outstanding equity of Primatope in exchange for upfront consideration of $10,000 as well as potential milestone payments of up to $10,000. The upfront payment and the milestone payments may be paid in a combination of cash and issuance of the Company’s Class A common shares.

The Company has determined that the call option represents a variable interest in Primatope and that Primatope is a VIE. However, as the Company has no ability to control the board of directors or direct the ongoing activities of Primatope, the Company does not have power over the activities that most significantly impact Primatope’s economic performance and is not the primary beneficiary of Primatope. As a result, the Company does not consolidate the assets, liabilities, and results of operations of Primatope.

Either party may terminate the Primatope Agreement for uncured material breach of the agreement by the other party or by mutual written consent.

During the year ended December 31, 2017, the Company recorded research and development expense of $500 in connection with the Primatope Agreement.

Regeneron License Agreement

In September 2017, the Company entered into a license agreement (the “Regeneron Agreement”) with Regeneron Pharmaceuticals, Inc. (“Regeneron”), pursuant to which the Company has been granted an exclusive, sublicensable license under certain intellectual property rights controlled by Regeneron to develop and commercialize rilonacept in certain fields and territories. The Company is obligated to use commercially reasonable efforts to develop and commercialize such licensed products.

In exchange for these rights, the Company made an upfront payment of $5,000. The Company accounted for the acquisition of technology as an asset acquisition because it did not meet the definition of a business. The Company recorded the upfront payment as research and development expense in the consolidated statement of operations and comprehensive loss because the acquired technology represented in‑process research and development and had no alternative future use.

Under the Regeneron Agreement, the Company is also obligated to make payments to Regeneron of up to an aggregate of $27,500 upon the achievement of specified regulatory milestones. Upon commercialization of the licensed products, the parties will share profits equally, after deducting certain commercialization expenses subject to specified limits.

Under the Regeneron Agreement, the Company is solely responsible for all development and commercialization activities and costs in its respective territory. The Company is also responsible for costs related to the filing, prosecution and maintenance of certain licensed patent rights.

The parties also entered into a clinical supply agreement under which Regeneron agreed to manufacture the developed product during the clinical phase. During the year ended December 31, 2017, the Company recognized research and development expense of $208 related to the purchase of drug materials under this agreement. As of December 31, 2017, the Company has non-cancelable purchase commitments under the clinical supply agreement (see Note 12).

The Regeneron Agreement will expire when the Company is no longer developing or commercializing any licensed product under the Regeneron Agreement. Either party may terminate the agreement upon the other party’s insolvency or bankruptcy or for material breach of the agreement by the other party that remains uncured for 90 days (or 30 days for payment‑related breaches). Regeneron has the right to terminate the agreement if the Company suspends its development or commercialization activities for a consecutive 12 month period or does not grant a sublicense to a third‑party to perform such activities, or if the Company challenges any of the licensed patent rights. The Company may terminate the agreement at any time that is 18 months after the effective date of the agreement with 180 days’ written notice or with one years’ written notice if we terminate the agreement following U.S. marketing approval of a rilonacept product developed by the Company. The Company may also terminate the agreement with three month’s written notice if the products are determined to have certain safety concerns.

During the year ended December 31, 2017, the Company recorded research and development expense of $5,208, in connection with the agreements with Regeneron.

MedImmune License Agreement

In December 2017, the Company entered into a license agreement (the “MedImmune Agreement”) with MedImmune, Limited (“MedImmune”), pursuant to which MedImmune granted the Company an exclusive, sublicensable, worldwide license to certain intellectual property rights to make, use, develop and commercialize mavrilimumab. Under the MedImmune Agreement, the Company also acquired reference rights to relevant manufacturing and regulatory documents and MedImmune’s existing supply of mavrilimumab drug substance and product. The Company is obligated use commercially reasonable efforts to develop and commercialize the licensed products.

In exchange for these rights, the Company made an upfront payment of $8,000. The Company accounted for the acquisition of technology as an asset acquisition because it did not meet the definition of a business. The Company recorded the upfront payment as research and development expense in the consolidated statement of operations and comprehensive loss because the acquired technology represented in‑process research and development and had no alternative future use. In addition, the Company is obligated to make clinical, regulatory and initial sales milestone payments of up to $72,500 in aggregate for the first two indications, including a milestone payment of $10,000 upon the earlier to occur of a specified regulatory milestone and December 31, 2018, unless the MedImmune Agreement is earlier terminated by either party. As of December 31, 2017, the Company determined that the payment related to this milestone was probable and, therefore, recognized research and development expense and an accrued milestone of $10,000 during the year ended December 31, 2017. In addition, the Company is obligated to make clinical and regulatory milestone payments of up to $15,000 in the aggregate for each subsequent indication.  The Company is obligated to make milestone payments to MedImmune of up to $85,000 upon the achievement of annual net sales thresholds up to, but excluding, $1,000,000 in annual net sales as well as additional milestone payments aggregating up to $1,100,000 upon the achievement of additional specified annual net sales thresholds starting at $1,000,000 and higher. The Company has also agreed to pay tiered royalties on escalating tiers of annual net sales of licensed products starting in the low double‑digit percentages and ending at twenty percent. Royalty rates are subject to reductions upon certain events.

The Company is solely responsible for all development, manufacturing, and commercial activities and costs of the licensed products, including clinical studies or other tests necessary to support the use of a licensed product. The Company is also responsible for costs related to the filing, prosecution and maintenance of the licensed patent rights.

The MedImmune Agreement will expire upon the expiration of the royalty term in the last country for the last indication, as defined in the agreement. Either party may terminate the agreement upon the other party’s insolvency or bankruptcy or for material breach of the agreement by the other party that remains uncured for 90 days. MedImmune has the right to terminate the agreement if the Company challenges any of the licensed patent rights. The Company may terminate the agreement at any time upon 90 days’ prior written notice.

During the year ended December 31, 2017, the Company recorded research and development expense of $18,000 in connection with the MedImmune Agreement.